BALANCE SHEETS - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT
Cash and cash equivalents	R$ 13,046,371	R$ 10,739,126
Restricted cash	447,688	3,098,401
Marketable securities	5,920,171	12,193,654
Accounts Receivable, net	5,210,482	4,794,924
Contractual transmission assets	11,159,426	9,349,126
Loans, financing and debentures	367,741	692,839
Dividends and interest receivable	871,558	707,875
Taxes and Contributions	1,274,969	1,135,913
Income tax and social contribution	2,932,258	1,749,225
Reimbursement rights	980,206	1,216,928
Inventory	426,690	429,310
Derivative financial instruments	373,606	501,355
Others	1,698,824	2,326,092
Total current assets excluding assets held for sale	44,709,990	48,934,768
Assets held for sale	3,187,141	688,359
TOTAL CURRENT ASSETS	47,897,131	49,623,127
NON-CURRENT
Restricted cash	1,985,656	1,306,138
Reimbursement rights	1,385,479	2,124,907
Loans, financing and debentures	260,409	328,806
Accounts Receivable, net	649,446	703,055
Accounts Receivable, ENBPAR		1,223,316
Marketable securities	432,724	412,093
Taxes and Contributions	1,153,616	439,196
Income tax and social contribution	6,725,087	3,541,162
Judicial deposits	6,585,685	8,558,013
Contractual transmission assets	50,052,912	51,703,084
Derivative financial instruments		485,507
Others	1,053,164	1,063,250
Total long term assets excluding investments, fixed assets and intangible assets	70,284,178	71,888,527
INVESTMENTS
Accounted for-by the equity method	32,100,302	32,224,264
Maintained at fair value	1,104,381	1,761,258
INVESTMENTS	33,204,683	33,985,522
PROPERTY, PLANT AND EQUIPMENT	35,805,421	34,739,705
INTANGIBLE ASSETS	79,866,241	79,980,581
TOTAL NON CURRENT ASSETS	219,160,523	220,594,335
TOTAL ASSETS	267,057,654	270,217,462
CURRENT
Loans, financing and debentures	11,330,847	7,524,770
Compulsory loan - Agreements	896,746
Compulsory loan	1,257,291	1,289,602
Suppliers	2,963,867	3,517,173
Advances from clients	138,690	1,653,122
Taxes and Contributions	992,887	1,271,700
Income tax and social contributions	29,675
Provision for onerous contracts	120,660
Dividends payable	1,154,836	924,644
Payroll	1,634,933	2,318,554
Reimbursement Obligations	8,572	1,912,423
Post-employment benefit	292,990	246,437
Provisions for Litigation and Contingent Liabilities	2,290,873	2,709,161
Regulatory fees	765,619	996,610
Obligations of Law No. 14,182/2021	2,161,176	1,472,662
Leases	44,020	224,319
Others	801,645	209,251
Total current liabilities excluding liabilities associated to assets held for sale	26,885,327	26,270,428
Liabilities associated with assets held for sale	274,464	170,448
TOTAL CURRENT LIABILITIES	27,159,791	26,440,876
NON-CURRENT
Loans, financing and debentures	49,449,443	51,581,752
Advances from clients	86,612	213,921
Provisions for Litigation and Contingent Liabilities	24,250,819	30,623,558
Post-employment benefit	5,293,808	4,947,234
Obligations of Law No. 14,182/2021	37,358,230	35,186,792
Provision for onerous contracts	950,468	209,099
Leases	172,727	528,849
Concessions payable - use of public property	566,172	372,420
Advances for future capital increase	98,252	86,919
Derivative financial instruments	657,514
Regulatory fees	432,341	464,358
Taxes and Contributions	574,781	723,716
Deferred income tax and social contribution	5,721,830	6,294,347
Others	1,820,222	1,514,985
TOTAL NON-CURRENT LIABILITIES	127,433,219	132,747,950
EQUITY
Capital stock	70,099,826	69,813,740
Transactions costs on issuance of shares	(108,186)	(108,186)
Capital reserves and Authorized Equity Instruments	13,889,339	13,867,170
Treasury shares	(2,114,256)
Profit reserves	37,752,709	33,910,233
Other comprehensive income	(7,186,060)	(6,978,161)
Equity attributable to owners of the Company	112,333,372	110,504,796
Equity attributable to non-controlling interest	131,272	523,840
TOTAL SHAREHOLDERS EQUITY	112,464,644	111,028,636
TOTAL LIABILITIES AND NET WORTH	R$ 267,057,654	R$ 270,217,462